Stock-Based Compensation	12 Months Ended
Dec. 31, 2010
Stock-Based Compensation [Abstract]
Stock-Based Compensation

Note 17.  Stock-Based Compensation

Restricted Stock Plans

During 2009 the Special Master approved the Chrysler Group LLC Restricted Stock Unit Plan ("RSU Plan"), which authorized the issuance of 18,000,000 Restricted Stock Units ("RSUs") to certain key employees, and our Compensation Committee approved the RSU Plan and then granted 1,300,512 RSUs. In 2010 an additional 602,124 RSUs were granted under the RSU Plan. RSUs represent a contractual right to receive a payment in an amount equal to the fair market value of one Chrysler unit, as defined in the RSU plan.

The fair value of each RSU is based on the fair value of our Company's membership interests. Each RSU represents a unit, or a Chrysler Group Unit, equal to 1/600th of the value of a Class A Membership Interest on a fully diluted basis after conversion of the Class B Membership Interests assuming that Fiat's ownership interest does not increase as a result of the occurrence of the Class B Events, which equates to 600 million Chrysler Group Units.

Since there is no publicly observable trading price for our membership interests, fair value was determined using a discounted cash flow methodology. We use this approach to estimate our enterprise value which is based on our projected cash flows. We then deduct the fair value of our outstanding interest bearing debt as of the measurement date from our enterprise value to arrive at the fair value of equity. This amount is then divided by 600 million to estimate the fair value of a single Chrysler Group Unit. The significant assumptions used in the calculation of fair value at each issuance date and for each period included the following:

•	Annual projections through 2014 prepared by management that reflect the estimated after-tax cash flows a market participant would expect to generate from operating the business;

•

A terminal value which was determined using a growth model that applied a 2.0 percent long-term growth rate to our projected after-tax cash flows beyond 2014. The long-term growth rate was based on our internal projections as well as industry growth prospects;

•	An estimated after-tax WACC ranging from 15.3 percent to 15.0 percent in 2010 and from 19.5 percent to 15.3 percent in 2009; and

•	Projected worldwide factory shipments ranging from 1.6 million vehicles in 2010 to 2.8 million vehicles in 2014.

Based on these calculations, we estimated that the per unit fair value of a Chrysler Group Unit was $7.95 and $2.98 at December 31, 2010 and 2009, respectively.

RSUs granted to employees vest in two tranches. In the first tranche, representing 25 percent of the RSUs, vesting occurs if the participant is continuously employed through the third anniversary of the grant date, and the Modified Earnings Before Interest, Taxes, Depreciation and Amortization ("Modified EBITDA") threshold for 2010 is achieved. This target was achieved for 2010. These awards are classified as liabilities and included in Accrued Expenses and Other Liabilities in the accompanying Consolidated Balance Sheets. The liability is remeasured and adjusted to fair value at the end of each reporting period until the awards are fully-vested and paid to the employees. The value of these awards is recorded as compensation expense over the requisite service periods. The settlement of these awards will be in cash; however, upon completion of an Initial Public Offering ("IPO"), we have the option to settle the awards in Company stock. Should we elect to settle the awards in Company stock, the awards would then be accounted for as a modification from a liability to an equity award. Settlement of the awards is contingent upon our repayment of a minimum of 25 percent of the outstanding U.S. Treasury debt obligations (for additional details, see "U.S. Treasury First Lien Credit Facilities" in Note 12, Financial Liabilities).

In the second tranche, representing 75 percent of the RSUs, vesting occurs at the later of (i) the participant's continuous employment through the third anniversary of the grant date or (ii) the date on which we complete an IPO. The settlement of these awards will be at our discretion, in the form of cash or Company stock, and will therefore be classified as equity in the accompanying Consolidated Balance Sheets. Settlement of the awards is contingent upon our repayment of all of the outstanding U.S. Treasury debt obligations. Given the second tranche's equity classification, it is valued as of the grant date and not remeasured until the awards are fully-vested and paid to the employees. No expense will be recognized related to these awards until an IPO is determined to be probable. As the ability to complete an IPO is subject to outside market conditions that are beyond our control, the IPO event is not considered probable under U.S. GAAP until it occurs.

During 2009 we also established the Chrysler Group LLC 2009 Directors' Restricted Stock Unit Plan ("Directors' RSU Plan") which has authorized the issuance of 3,253,014 RSUs to our Board of Directors to date. We have granted 2,891,568 RSUs to our non-employee directors. For non-employee directors, RSUs vest ratably, in one-third increments on the anniversary of the Director's service date, over a period of three years. These awards are classified as liabilities and included in Accrued Expenses and Other Liabilities in the accompanying Consolidated Balance Sheets. The liability is remeasured and adjusted to fair value at the end of each reporting period until the awards are fully-vested and paid to the directors. The value of the awards is recorded as compensation expense over the requisite service periods. Settlement of the awards will be made within 60 days of the Director's cessation of service on our Board and will be paid in cash; however, upon completion of an IPO, we have the option to settle the awards in cash or Company stock. Should we elect to settle the awards in Company stock, the awards would then be accounted for as a modification from a liability to an equity award.

Compensation expense of $16 million was recognized for these plans during the year ended December 31, 2010. For the period from June 10, 2009 to December 31, 2009, compensation expense was less than $1 million for these plans. The corresponding tax benefit in both periods was insignificant. Total unrecognized compensation expense at December 31, 2010 was $22 million, which will be recognized over the remaining service periods and based upon our assessment of performance conditions and post-vesting contingencies being achieved.

The following summarizes the activity related to RSUs issued to our employees and non-employee directors:

	Year Ended December 31, 2010		Period from June 10, 2009 to December 31, 2009
	Restricted Stock Units	Weighted Average Grant Date Fair Value	Restricted Stock Units	Weighted Average Grant Date Fair Value
Non-vested at beginning of period	4,139,669	$1.66	-	$-
Granted	602,124	1.66	4,192,080	1.66
Vested	(963,856)	1.66	-	-
Forfeited	-	-	(52,411)	1.66

Non-vested at end of period	3,777,937	1.66	4,139,669	1.66

Deferred Phantom Share Plan

During 2009 the Special Master approved the Chrysler Group LLC Deferred Phantom Share Plan ("DPS Plan") which authorized the issuance of phantom shares of the Company ("Phantom Shares") and our Compensation Committee approved the DPS Plan. Under the DPS Plan, Phantom Shares are granted to certain key employees, vest immediately on the grant date and will be settled in cash. Phantom Shares are redeemable in three equal, annual installments beginning on the second anniversary of grant; however, each installment is redeemable one year earlier if we repay our U.S. Treasury debt obligations. There is no limit on the number of Phantom Shares authorized for the DPS Plan. These awards are classified as liabilities and included in Accrued Expenses and Other Liabilities in the accompanying Consolidated Balance Sheets, and remeasured to fair value at each balance sheet date until settled. Phantom shares are generally payable in three installments of one-third each at the end of the quarters in which the second, third and fourth anniversaries of the grant occur.

The fair value of each Phantom Share is based on the fair value of our Company's membership interests. Each Phantom Share represents a Chrysler Group Unit, equal to 1/600th of the value of a Class A Membership Interest on a fully diluted basis after conversion of the Class B Membership Interests assuming that Fiat's ownership interest does not increase as a result of the occurrence of the Class B Events.

Since there is no observable publicly traded price for our membership interests, the calculation of fair value is determined using a discounted cash flow methodology. We use this approach to estimate our enterprise value which is based on our projected cash flows. We then deduct the fair value of our outstanding interest bearing debt as of the measurement date from our enterprise value to estimate the fair value of our membership interests. Based on these calculations, we estimated that the per unit fair value of a Chrysler Group Unit was $7.95 and $2.98 as of December 31, 2010 and 2009, respectively.

Phantom Shares granted to certain key employees and vested for the year ended December 31, 2010 and for the period from June 10, 2009 to December 31, 2009 were 2,253,046 shares and 633,068 shares, respectively.

Compensation expense of $19 million and $1 million, respectively, was recognized for the DPS Plan during the year ended December 31, 2010 and the period from June 10, 2009 to December 31, 2009. The corresponding tax benefit was insignificant in both periods. No distributions have been made to the holders of the Phantom Share awards.

The following summarizes the activity related to the Phantom Shares issued to our employees:

	Year Ended December 31, 2010		Period from June 10, 2009 to December 31, 2009
	Deferred Phantom Shares	Weighted Average Grant Date Fair Value	Deferred Phantom Shares	Weighted Average Grant Date Fair Value
Outstanding at beginning of period	633,068	$1.66	-	$-
Granted and vested	2,253,046	2.08	633,068	1.66

Outstanding at end of period	2,886,114	1.99	633,068	1.66